ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	94.80%	50.90%	36.10%
Accumulated 3 years	300.30%	216.10%	209.20%